Share-Based Compensation (Schedule Of Valuation Assumptions Due) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price							$ 16.50
ADBV Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price	$ 12.12	[1]	$ 11.96	[1]
Outstanding, Weighted-average base value	$ 6.76		$ 6.22		$ 5.82		$ 5.54
Expected volatility	32.30%	[2]	37.30%	[2]
Dividend yield	2.00%		2.00%
Risk-free interest rate	0.10%		0.40%
2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price	$ 14.31	[3]	$ 14.35	[3]	$ 21.20	[3]
Outstanding, Weighted-average base value	$ 14.31		$ 14.35		$ 21.20
Expected volatility	38.00%	[4]	48.00%	[4]	28.60%	[4]
Dividend yield	1.70%		1.70%		1.10%
Risk-free interest rate	1.00%		0.80%		3.40%
2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Weighted-average base value	$ 18.57		$ 19.58		$ 21.20
2011 Equity Incentive Plan [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Weighted-average base value	$ 18.25		$ 20.02		$ 21.20

[1]	Equal to the quoted market price per share at the end of the year.
[2]	Based on implied volatility of the Company’s class A shares.
[3]	Equal to the quoted market price per Class A share at market-closing of the date of grant.
[4]	Based on implied volatility of the Company’s class A shares, except for 2011 which was based on historical 1-year implied volatility of Latin American comparable companies, calculated as the standard deviation on the logarithms of daily price returns, annualized by the squared root of the number of days.